RELATED PARTY TRANSACTIONS	6 Months Ended
Jun. 30, 2015
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

Net (expenses) income from related parties:

	Three months ended June 30,		Six months ended June 30,
(in thousands of $)	2015	2014	2015	2014
Transactions with Golar and affiliates:
Time charter revenues from related parties (a)	14,705	—	24,995	—
Management and administrative services fees (b)	(592)	(758)	(1,329)	(1,410)
Ship management fees (c)	(1,827)	(1,989)	(3,613)	(3,768)
Interest expense on the Eskimo vendor loan (j)	(1,686)	—	(3,038)	—
Total	10,600	(2,747)	17,015	(5,178)

Receivables (payables) from related parties:

As of June 30, 2015 and December 31, 2014 balances with related parties consisted of the following:

(in thousands of $)	June 30, 2015	December 31, 2014
Balances due to Golar and affiliates (d)	(17,156)	(13,337)
Short-term loan due to Golar (e)	—	(20,000)
Methane Princess lease security deposit movements (g)	3,112	3,486
Long term Eskimo vendor loan (i)	(100,000)	—
	(114,044)	(29,851)

(a) Time charter revenues from related parties - This consists of revenue from the charters of the Golar Eskimo and the Golar Grand. In February 2015 we exercised our option requiring Golar to charter in the Golar Grand for the period from February 16, 2015 until October 31, 2017 at approximately 75% of the hire rate that would have been payable by the charterer.

Pursuant to an agreement with Golar relating to Golar Eskimo, we have received an amount of $12.8 million for Golar to use the vessel for the period from January 20, 2015 to June 30, 2015.

(b) Management and administrative services agreement - On March 30, 2011, we entered into a management and administrative services agreement with Golar Management, a wholly-owned subsidiary of Golar, pursuant to which Golar Management provides us certain management and administrative services. The services provided by Golar Management are charged at cost plus a management fee equal to 5% of Golar Management’s costs and expenses incurred in connection with providing these services. We may terminate the agreement by providing 120 days' written notice.

(c) Ship management fees - Golar and certain of its affiliates charged ship management fees to us for the provision of technical and commercial management of the vessels. Each of our vessels is subject to management agreements pursuant to which certain commercial and technical management services are provided by certain affiliates of Golar, including Golar Management and Golar Wilhelmsen AS ("Golar Wilhelmsen"), a partnership that is jointly controlled by Golar and by Wilhelmsen Ship Management (Norway) AS.

(d) Balances due to Golar and its affiliates - Receivables and payables with Golar primarily comprise of unpaid fees and expenses for management and administrative services and vessel management services performed by Golar and its affiliates.  This also includes the remaining obligation to Golar in connection the agreement for the  right to use Golar Eskimo for the six month period ended 30 June 2015. In addition, certain receivables and payables arise when we pay an invoice on behalf of a related party and vice versa.  Receivables and payables are generally settled quarterly in arrears. Trading balances due to Golar and its affiliates are unsecured, interest-free and intended to be settled in the ordinary course of business.

(e) $20.0 million revolving credit facility - On April 13, 2011, we entered into a $20.0 million revolving credit facility with Golar.  The facility was unsecured and interest-free. In March 2014, we drew down $20.0 million from the facility. This facility originally matured in April 2015 but was extended to June 30, 2015 and was repaid on June 24, 2015.

(f)  Dividends to China Petroleum Corporation - During the three and six months ended June 30, 2015 and June 30, 2014, Faraway Maritime Shipping Co., which is 60% owned by us and 40% owned by China Petroleum Corporation ("CPC"), paid total dividends to CPC of $2.2 million and $5.0 million and $3.8 million and $7.4 million, respectively.

(g) Methane Princess lease security deposit movements - This represents net advances to Golar since the IPO, which correspond with the net release of funds from the security deposits held relating to the Methane Princess lease. This is in connection with the Methane Princess tax lease indemnity provided by Golar under the Omnibus Agreement. Accordingly, these amounts held with Golar will be settled as part of the eventual termination of the Methane Princess lease.

(h) Dividends to Golar - During the three and six months ended June 30, 2015 and June 30, 2014, we paid total dividends to Golar of $13.1 million and $25.7 million and $14.8 million and $29.5 million, respectively.

(i) Long term Eskimo vendor loan - In January 2015, we acquired the Golar Eskimo from Golar for $390.0 million. We funded a portion of the purchase price with the proceeds of a $220.0 million vendor loan from Golar. The loan is non-amortizing with a final balloon payment due in December 2016, and bears interest at a rate equal to LIBOR plus a blended margin of 2.84%. See note 8.